UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-22263

Exchange Traded Concepts Trust

(Exact name of Registrant as specified in charter)

J. Garrett Stevens

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Address of principal executive offices) (Zip code)

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis and Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: August 31, 2019

Date of reporting period: November 30, 2018

Item 1.	Schedule of Investments

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

Bernstein ETFs

Schedule of Investments ● U.S. Research Fund

November 30, 2018 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.7%

Communication Services — 1.5%
CBS, Cl B	1,975	$107,006

Consumer Discretionary — 13.7%
Chipotle Mexican Grill, Cl A *	201	95,115
Darden Restaurants	1,018	112,530
Dollar General	973	107,993
NIKE, Cl B	1,321	99,233
Ross Stores	1,113	97,499
Royal Caribbean Cruises	942	106,512
Target	1,329	94,306
TJX	2,144	104,734
Tractor Supply	1,529	145,454
		963,376
Consumer Staples — 8.0%
Hershey	929	100,611
Kraft Heinz	1,604	81,996
Mondelez International, Cl A	2,177	97,921
Philip Morris International	1,113	96,308
Procter & Gamble	1,041	98,385
Tyson Foods, Cl A	1,446	85,242
		560,463
Energy — 10.5%
Anadarko Petroleum	1,885	99,717
Apache	2,490	87,474
Concho Resources *	702	91,499
ConocoPhillips	1,555	102,910
EOG Resources	1,008	104,136
Hess	1,418	76,416
Patterson-UTI Energy	5,865	81,406
Pioneer Natural Resources	643	95,003
		738,561
Financials — 21.2%
American Express	961	107,891
Bank of America	3,173	90,113
Capital One Financial	986	88,425
Citigroup	1,477	95,695
Citizens Financial Group	2,095	76,174
CME Group, Cl A	534	101,503
Discover Financial Services	1,276	90,979
E*TRADE Financial	1,929	100,867
Goldman Sachs Group	434	82,760
Huntington Bancshares	6,252	91,217
Intercontinental Exchange	1,412	115,389
KeyCorp	4,417	81,008
LPL Financial Holdings	1,595	102,351
PNC Financial Services Group	761	103,328
Synchrony Financial	2,577	66,950
TD Ameritrade Holding	1,740	93,629
		1,488,279
Health Care — 6.2%
Anthem	405	117,479
Celgene *	1,236	89,264
Centene *	817	116,218
UnitedHealth Group	387	108,886
		431,847
Industrials — 13.7%
American Airlines Group	2,728	109,557
Delta Air Lines	1,992	120,934
FedEx	441	100,989
JB Hunt Transport Services	841	89,449
Nielsen Holdings	3,415	92,786
Southwest Airlines	1,687	92,127
Spirit AeroSystems Holdings, Cl A	1,300	106,444
Union Pacific	716	110,106
United Continental Holdings *	1,442	139,441
		961,833
Information Technology — 21.4%
Accenture, Cl A	620	102,002
Adobe *	489	122,685
Analog Devices	1,133	104,145
Autodesk *	672	97,104
Citrix Systems	1,012	110,278
First Data, Cl A *	4,943	94,312
Hortonworks *	5,291	85,185
HP	4,327	99,521
Mastercard, Cl A	499	100,334
ServiceNow *	602	111,533
Splunk *	926	103,462
Tableau Software, Cl A *	1,089	135,733
Visa, Cl A	774	109,684
Workday, Cl A *	768	125,952
		1,501,930
Materials — 3.5%
CF Industries Holdings	2,090	88,177
LyondellBasell Industries, Cl A	857	79,967
Westlake Chemical	1,010	73,215
		241,359

Total Common Stock
(Cost $7,217,475)		6,994,654

Total Investments - 99.7%
(Cost $7,217,475)		$6,994,654

Percentages are based on Net Assets of $7,012,315.

*	Non-income producing security.

Cl — Class

As of November 30, 2018, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended November 30, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended November 30, 2018, there were no Level 3 investments.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statement.

BRN-QH-001-0300

Bernstein ETFs

Schedule of Investments ● Global Research Fund

November 30, 2018 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.7%

Australia — 1.3%
Oil Search	5,654	$30,182
Woodside Petroleum	1,476	33,478
		63,660
Belgium — 0.5%
Anheuser-Busch InBev	327	25,043

Brazil — 0.7%
Vale ADR, Cl B	2,491	34,127

Canada — 1.8%
Canadian Pacific Railway	184	38,903
Encana	3,354	22,585
Manulife Financial	1,751	28,944
		90,432
China — 3.0%
Huayu Automotive Systems, Cl A	16,300	39,789
PetroChina, Cl H	46,000	32,270
SAIC Motor, Cl A	11,300	40,440
ZTO Express Cayman ADR*	2,153	36,945
		149,444
Denmark — 1.1%
Genmab*	143	21,760
Novo Nordisk, Cl B	679	31,522
		53,282
France — 3.4%
Cie de Saint-Gobain	653	24,203
Danone	431	32,237
Engie	2,297	32,302
Peugeot	1,449	31,828
TOTAL	596	33,177
Valeo	465	13,268
		167,015
Germany — 5.5%
Bayer	318	23,252
Deutsche Lufthansa	877	21,349
Deutsche Telekom	1,896	33,242
Evonik Industries	890	23,933
Fresenius & KGaA	380	21,565
Fresenius Medical Care & KGaA	335	27,264
Merck KGaA	294	32,409
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	144	31,288
SAP	292	30,060
TUI	1,734	24,713
		269,075
Hong Kong — 7.2%
Beijing Enterprises Holdings	6,500	38,124
China Eastern Airlines, Cl H	48,000	29,809
China Oilfield Services, Cl H	36,000	33,581
China Petroleum & Chemical, Cl H	48,000	40,788
China Telecom, Cl H	70,000	37,658
China Unicom Hong Kong	28,000	32,452
CNOOC	26,000	44,188
New China Life Insurance, Cl H	7,300	31,949
Nexteer Automotive Group	23,000	34,622
Ping An Insurance Group of China, Cl H	3,500	33,856
		357,027
Indonesia — 1.4%
Bank Mandiri Persero	62,600	32,389
Bank Rakyat Indonesia Persero	141,700	35,864
		68,253
Italy — 1.6%
Eni	1,989	32,083
Telecom Italia*	36,157	23,531
Tenaris	1,905	22,917
		78,531
Japan — 2.4%
Inpex	2,600	27,591
Keyence	100	54,249
Tokyo Electron	250	34,952
		116,792
Netherlands — 1.8%
Galapagos*	302	30,521
Koninklijke Philips	748	28,156
NN Group	757	32,202
		90,879
South Korea — 1.8%
Samsung Electronics	736	27,478
Samsung SDI	173	31,870
SK Hynix	462	28,686
		88,034
Spain — 1.9%
Iberdrola	4,348	32,443
International Consolidated Airlines Group	3,796	30,300
Repsol	1,718	29,664
		92,407
Taiwan — 1.8%
ASE Technology Holding	15,000	30,388
MediaTek	3,000	23,132
Novatek Microelectronics	8,000	33,765
		87,285
Thailand — 0.6%
Kasikornbank	4,900	28,830

United Kingdom — 14.2%
Admiral Group	1,244	33,078
Anglo American	1,580	31,573
BAE Systems	4,345	27,237
BP	4,767	31,627
Compass Group	1,576	33,752
Ferguson	498	31,897
Glencore	7,318	27,092
Imperial Brands	917	28,197
InterContinental Hotels Group	546	29,259
Johnson Matthey	730	27,234
Larsen & Toubro GDR	2,548	51,215
Legal & General Group	9,281	29,000
Reckitt Benckiser Group	387	32,155
Rio Tinto	663	30,106
Royal Dutch Shell, Cl B	978	29,892
Saga	17,594	25,299
Schroders	843	27,180

Bernstein ETFs

Schedule of Investments ● Global Research Fund

November 30, 2018 (Unaudited)

Description	Shares	Fair Value
Smith & Nephew	1,721	$31,291
Standard Life Aberdeen	6,686	22,640
State Bank of India GDR*	1,217	49,714
Unilever	597	32,323
Vodafone Group	15,966	34,415
		696,176
United States — 47.7%
Communication Services— 1.2%
CBS, Cl B	647	35,054
Liberty Global, Cl A*	1,009	25,054
		60,108
Consumer Discretionary— 6.3%
Chipotle Mexican Grill, Cl A*	65	30,759
Darden Restaurants	336	37,141
Dollar General	322	35,739
NIKE, Cl B	419	31,475
Ross Stores	365	31,974
Royal Caribbean Cruises	294	33,243
Target	436	30,938
TJX	688	33,609
Tractor Supply	479	45,567
		310,445
Consumer Staples— 3.7%
Hershey	304	32,923
Kraft Heinz	534	27,298
Mondelez International, Cl A	699	31,441
Philip Morris International	354	30,632
Procter & Gamble	342	32,322
Tyson Foods, Cl A	472	27,825
		182,441
Energy— 4.9%
Anadarko Petroleum	623	32,957
Apache	838	29,439
Concho Resources*	219	28,544
ConocoPhillips	499	33,024
EOG Resources	338	34,919
Hess	471	25,382
Patterson-UTI Energy	1,904	26,428
Pioneer Natural Resources	208	30,732
		241,425
Financials— 9.8%
American Express	316	35,477
Bank of America	1,044	29,649
Capital One Financial	323	28,967
Citigroup	474	30,710
Citizens Financial Group	685	24,907
CME Group, Cl A	169	32,124
Discover Financial Services	418	29,803
E*TRADE Financial	609	31,845
Goldman Sachs Group	136	25,934
Huntington Bancshares	2,040	29,764
Intercontinental Exchange	460	37,591
KeyCorp	1,441	26,428
LPL Financial Holdings	529	33,946
PNC Financial Services Group	241	32,723
Synchrony Financial	844	21,927
TD Ameritrade Holding	566	30,456
		482,251
Health Care— 2.9%
Anthem	132	38,289
Celgene*	391	28,238
Centene*	271	38,550
UnitedHealth Group	126	35,451
		140,528
Industrials— 6.2%
American Airlines Group	849	34,096
Delta Air Lines	646	39,218
FedEx	141	32,289
JB Hunt Transport Services	269	28,611
Nielsen Holdings	1,095	29,751
Southwest Airlines	525	28,670
Spirit AeroSystems Holdings, Cl A	419	34,308
Union Pacific	232	35,677
United Continental Holdings*	471	45,546
		308,166
Information Technology— 11.1%
Accenture, Cl A	199	32,740
Adobe*	158	39,641
Analog Devices	356	32,723
Autodesk*	213	30,778
Citrix Systems	328	35,742
First Data, Cl A*	1,566	29,879
Hortonworks*	1,682	27,080
HP	1,406	32,338
Mastercard, Cl A	162	32,574
NXP Semiconductors	302	25,178
ServiceNow*	195	36,128
Splunk*	288	32,178
Tableau Software, Cl A*	348	43,375
Travelport Worldwide	2,326	35,541
Visa, Cl A	251	35,569
Workday, Cl A*	233	38,212
		539,676
Materials— 1.6%
CF Industries Holdings	655	27,635
LyondellBasell Industries, Cl A	278	25,940
Westlake Chemical	319	23,124
		76,699
		2,341,739

Total Common Stock
(Cost $5,264,766)		4,898,031

Total Investments - 99.7%
(Cost $5,264,766)		$4,898,031

Percentages are based on Net Assets of $4,911,073.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt

Bernstein ETFs

Schedule of Investments ● Global Research Fund

November 30, 2018 (Unaudited)

As of November 30, 2018, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended November 30, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended November 30, 2018, there were no Level 3 investments.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statement.

BRN-QH-002-0300

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: January 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: January 29, 2019

By (Signature and Title)	/s/ James J. Baker, Jr.
James J. Baker, Jr., Treasurer

Date: January 29, 2019